Schedule of Investments
June 30, 2021 (unaudited)
Dividend Performers Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 96.27%

Computer & Office Equipment - 1.82%
HP, Inc. (3)			9,009	271,982

Construction, Mining & Materials Handling Machinery & Equip - 1.97%
Dover Corp. (3)			1,954	294,272

Converted Paper & Paperboard Prods - 1.90%
Avery Dennison Corp. (3)			1,347	283,193

Cutlery, Handtools & General Hardware- 1.75%
Snap-on, Inc. (3)			1,172	261,860

Drawing & Insulating of Nonferrous Wire - 1.84%
Corning, Inc. (3)			6,714	274,603

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.99%
Emerson Electric Co. (3)			3,088	297,189

Electronic Components & Accessories - 1.90%
Hubbell, Inc. (3)			1,518	283,623

Engines & Turbines - 1.81%
Cummins, Inc. (3)			1,108	270,141

Fabricated Rubber Products - 1.95%
Carlisle Cos., Inc. (3)			1,522	291,280

Fire, Marine & Casualty Insurance- 3.75%
Allstate Corp. (3)			2,143	279,533
The Hanover Insurance Group, Inc. (3)			2,068	280,504

				560,037

General Industrial Machinery & Equipment - 1.84%
Illinois Tool Works, Inc. (3)			1,228	274,532

Hospital & Medical Service Plans - 1.95%
UnitedHealth Group, Inc. (3)			727	291,120

Household Furniture - 1.83%
Leggett & Platt, Inc. (3)			5,266	272,831

Industrial & Commercial Fans & Blowers & Air Purifing Equip - 2.01%
Donaldson Co., Inc. (3)			4,731	300,560

Life Insurance- 3.64%
Globe Life, Inc. (3)			2,751	262,033
Primerica, Inc. (3)			1,840	281,778

				543,811

Measuring & Controlling Devices, NEC - 2.15%
Rockwell Automation, Inc. (3)			1,125	321,773

Metalworking Machinery & Equipment - 1.97%
Lincoln Electric Holdings, Inc. (3)			2,239	294,899

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.98%
Eaton Corp. PLC (Ireland) (3)			2,001	296,508

Motors & Generators - 3.71%
Franklin Electric Co., Inc. (3)			3,500	282,170
Regal Beloit Corp. (3)			2,034	271,559

				553,729

Optical Instruments & Lenses - 2.15%
KLA Corp. (3)			991	321,292

Paper Mills - 1.89%
International Paper Co. (3)			4,602	282,149

Perfumes, Cosmetics & Other Toilet Preparations - 1.92%
Colgate-Palmolive Co. (3)			3,531	287,247

Pharmaceutical Preparations - 3.87%
Abbott Laboratories (3)			2,527	292,955
Johnson & Johnson (3)			1,731	285,165

				578,120

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.77%
Eastman Chemical Co. (3)			2,271	265,139

Pumps & Pumping Equipment - 1.88%
ITT, Inc. (3)			3,072	281,364

Refrigeration & Service Industry Machinery- 1.88%
Tennant Co. (3)			3,522	281,232

Retail-Building Materials, Hardware, Garden Supply - 1.89%
The Sherwin-Williams Co. (3)			1,038	282,803

Retail-Variety Stores - 2.27%
Target Corp.(3)			14,405	339,645

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.04%
T. Rowe Price Group, Inc. (3)			1,536	304,082

Semiconductors & Related Devices - 2.10%
Texas Instruments, Inc. (3)			1,631	313,641

Services-Business Services, Nec - 2.03%
Accenture PLC Class A (3)			1,028	303,044

Services-To Dwellings & Other Buildings - 1.68%
ABM Industries, Inc. (3)			5,662	251,110

Services-Engineering, Accounting, Research, Management- 2.12%
Paychex, Inc. (3)			2,955	317,071

Services-Help Supply Services - 1.96%
Robert Half International, Inc. (3)			3,288	292,533

Services-Prepackaged Software - 1.94%
Oracle Corp. (3)			3,730	290,343

State Commercial Banks - 1.86%
1st Source Corp. (3)			5,986	278,110

Surgical & Medical Instruments & Apparatus - 3.95%
3M Co. (3)			1,438	285,630
Stryker Corp. (3)			1,171	304,144

				589,774

Uniform Rental - 2.14%
Cintas Corp. (3)			838	320,116

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.81%
AmerisourceBergen Corp. (3)			2,498	285,996
Cardinal Health, Inc. (3)			5,226	298,353
McKesson Corp. (3)			1,480	283,035

				867,384

Wholesale-Durable Goods - 1.85%
W.W. Grainger, Inc. (3)			632	276,816

Wholesale-Industrial Machinery & Equipment - 1.86%
MSC Industrial Direct Co., Inc. Class A (3)			3,092	277,445

Wholesale- Machinery, Equipment & Supplies - 1.75%
Applied Industrial Technologies, Inc. (3)			2,878	262,071

Wholesale-Motor Vehicle Supplies & New Parts - 1.89%
Genuine Parts Co. (3)			2,236	282,787

Total Common Stock			(Cost $ 9,364,509)	14,383,261

Money Market Registered Investment Companies - 2.29%

First American Government Obligations Fund Class X - .03% (5)			342,317	342,317

Total Money Market Registered Investment Companies			(Cost $ 342,317)	342,317

Total Investments - 98.59%			(Cost $ 9,615,800)	14,730,240

Other Assets less Liabilities - 1.41%				210,777

Total Net Assets - 100.00%				14,941,017

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, July 2, 2021, Put @ $340.00	123	7/2/2021	4,182,000	123
SPDR S&P 500 ETF Trust, July 16, 2021, Put @ $342.00	131	7/16/2021	4,480,200	1,179
SPDR S&P 500 ETF Trust, July 30, 2021, Put @ $345.00	120	7/30/2021	4,140,000	3,360

Total Options	374		12,802,200	4,662

Put Options Written
SPDR S&P 500 ETF Trust, July 02, 2021, Put @ $404.00	(113.00)	7/2/2021	(4,565,200)	(369)
SPDR S&P 500 ETF Trust, July 16, 2021, Put @ $407.00	(116.00)	7/16/2021	(4,721,200)	(9,039)
SPDR S&P 500 ETF Trust, July 30, 2021, Put @ $407.00	(108.00)	7/30/2021	(4,320,000)	(21,600)

Total Options	(337.00)		(13,606,400)	(31,008)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$14,730,240	$(97,515)
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$14,730,240	$(97,515)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $14,383,260.59
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2021
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2021
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at June 30, 2021
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.